LONG-TERM INVESTMENTS (Schedule of Equity Method Investments) (Details 2)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015	Dec. 31, 2011
Xi'an JiangyuanAndike Ltd. ("JYADK") [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	29.70%	29.70%
PTC [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	59.51%	59.51%
Suzhou Shengshan Huiying Venture Capital Investment LLP. ("Suzhou Shengshan") [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	5.15%	5.41%		5.41%
Wuxi Meizhong Jiahe Cancer Center [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	0.00%	10.00%
Suzhou Chorus Medical Technologies Co., Ltd. ("Suzhou Chorus') [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	0.00%	36.00%	36.00%
SH MZJH
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	0.00%	43.23%
Shanghai Rongchi Medical Management Co Ltd SH Rongchi [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	0.00%	24.40%
Tianjin Jiatai Enterprise Management Center (Limited Partnership) ("Tianjin Jiatai") [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	0.00%	22.82%
DTAP @ Adam Road PTE.LTD. ("DTAP") [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	0.00%	49.00%